Commitments and Contingent Liabilities - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2008	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Total rental expense		$ 564,000	$ 577,000
Data processing servicer agreement, initial term	5 years
Data processing servicer agreement, automatic extension period	3 years